9. Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Notes
9. Commitments and Contingencies

9.COMMITMENTS AND CONTINGENCIES

The Company's operations are carried on in locations which are occupied under operating lease agreements.  These lease agreements usually provide for a lease term of five years with the Company holding a renewal option for an additional five years.  Total operating lease expense was $6,042,567, $5,818,043 and $5,511,912 for the years ended December 31, 2015, 2014 and 2013, respectively.  The Company’s minimum aggregate lease commitments at December 31, 2015 are shown in the table below.

Year	Operating Leases

2016	$ 5,690,228
2017	4,551,312
2018	3,135,950
2019	1,667,435
2020	796,547
2021 and beyond	39,534
Total	$ 15,881,006

We conduct our lending operations under the provisions of various federal and state laws and implementing regulations.  Changes in the current regulatory environment, or the interpretation or application of current regulations, could impact our business.  While we believe that we are currently in compliance with all regulatory requirements, no assurance can be made regarding our future compliance or the cost thereof.  Significant additional regulation or costs of compliance could materially adversely affect our business, financial position, results of operations and/or cash flows.